Income Taxes - Rate Reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Earnings before income taxes	$ 193	$ (96)	$ (54)
Net earnings attributable to non-controlling interests not subject to tax	(26)	(19)	(35)
Adjusted earnings before income taxes	$ 167	$ (115)	$ (89)
Statutory Canadian federal and provincial income tax rate	26.50%	26.80%	26.80%
Expected income tax expense (recovery)	$ 44	$ (31)	$ (24)
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	5	(3)	(11)
Writedown (reversal of writedown) of deferred income tax assets	(9)	27	(15)
Statutory and other rate differences	(31)	0	110
Other	8	1	4
Income tax expense (recovery)	$ 17	$ (6)	$ 64
Effective tax rate	10.00%	5.00%	72.00%